                               PRESIDENT'S LETTER

                                                                January 26, 1998

DEAR SHAREHOLDER:

    Nineteen hundred ninety-seven brought an unprecedented third consecutive year of high returns for the stock market. According to Lipper Analytical Services, Inc, the average diversified U.S. stock fund returned 24.36% for calendar year 1997, bringing the cumulative return for the past three years to 95.3%. Investors in the average stock fund since the beginning of 1995 have nearly doubled their money in three years. The Salomon Brothers Broad Index of bond returns gained 9.64% as long-term interest rates declined during most of the year. Short-term interest rates, however, changed little.
    The inflation rate continued to decline during the year, helping the bond markets attain better-than-average returns. Corporate earnings, although slowing from the torrid pace of 1996, continued to show decent gains, while commodity prices continued to decline. A major concern during the year was wage increases, which seemed to rise at an alarming pace. However, much of these wage gains appeared to be offset by higher productivity. Although the Federal Reserve raised interest rates once in March, the above factors made it unnecessary to do anything else.
    New issues have arisen which bring the continuation of the upward trend of equity prices into question. The currency crisis in Asia has developed into a general economic malaise for that entire region. The stock markets in this region of the world declined anywhere from 17% (Japan) to 56% (Thailand). For a U.S. investor, the returns were worse because of the huge decline in these countries' currencies versus the U.S. dollar.
    The International Monetary Fund (IMF) is attempting to stem the decline of the Asian economies and currencies. There is much debate as to whether the austerity measures contained in the IMF plans will help or hurt the region or whether Asian problems may affect America. There is good news in that the Federal Reserve seems precluded from raising interest rates because such a move would exacerbate the currency problems of Asia, which in turn might worsen their economic problems and force the need for larger IMF loans. Bonds should continue to perform well in this low inflation environment. On the other hand, the slowdown that the Asian economies are experiencing may be headed our way. Slowing sales growth and an inability to raise prices as Asian countries liquidate excess inventories may result in lower corporate profits.
    After three highly profitable years, we believe common stock returns may be lackluster in 1998. Bonds, however, continue to be attractive as disinflation caused by the problems in Asia should help keep interest rates near current low levels.

                          IAA TRUST GROWTH FUND, INC.

The annualized total returns for the Fund for the period ended December 31, 1997, are as follows:

1 YEAR     5 YEARS     10 YEARS
-------    --------    --------
19.71%      15.34%      13.88%

These returns assume all dividends and capital gains distributions were reinvested.
    During the past year, the stock market had an uncommon degree of volatility. Indeed, on consecutive days in October we experienced the largest one-day decline and largest one-day rise in the history of the stock market. Nevertheless, common stocks had an excellent year, with the Dow Jones Industrial Average up 25%, the S&P 500 rising 33%, and the NASDAQ, 22%.
    Buoyed by a strong market environment, the IAA Trust Growth Fund had its third consecutive year of high returns. We suffered two setbacks during the year that kept the Fund from even better performance. First, the Fund received a large influx of new funds during June and July. We did not invest this money quickly, which resulted in foregone returns. We do not expect this situation to recur. Second, technology stock prices fell due to reduced earnings expectations, in part due to economic problems in Asia. We have lowered the Fund's technology weighting.
    During the year, uncertainties in the economies and financial systems of various Asian countries escalated and spread. Many U.S. multinationals doing business in Asia as well as purely domestic companies competing with Asian imports have suffered earnings declines, and will probably continue to do so. We are positioning the portfolio to minimize the Fund's exposure to this situation. Further, we are adding positions in companies that are neither heavily reliant on Asian demand nor heavily exposed to Asian imports.
    In 1997, the IAA Trust Growth Fund had a return of 19.71% following returns of 31.1% and 22.0% in 1995 and 1996 respectively. We will continue to follow a strategy of investing in companies with above-average earnings growth.

                     IAA TRUST ASSET ALLOCATION FUND, INC.

The annualized total returns for the Fund for the period ended December 31, 1997, are as follows:

1 YEAR     5 YEARS     10 YEARS
-------    --------    --------
17.94%      12.50%      11.01%

These returns assume all dividends and capital gains distributions were reinvested.
    The lAA Trust Asset Allocation Fund benefited from the bull market in both stocks and bonds during 1997. The Fund's return of 17.94% compared with a return of 18.69% for the average flexible fund. The difference was attributable largely to our lower weighting in equity securities.
    Toward the end of the year, common stocks with international operations were negatively affected by economic problems in Asia, which lowered earnings expectations. Numerous stocks declined near year-end, most notably in the technology sector. We have, therefore, lowered our technology weighting and are tilting the portfolio toward companies with income earned primarily from U.S. operations.
    Bond returns were buoyed by an overweighting in U.S. Government and agency bonds, two sectors that benefited most from the declining interest rate environment.
    The allocation of the Fund at year-end was 52% stocks, 40% bonds, and 8% cash equivalents.

                      IAA TRUST TAX EXEMPT BOND FUND, INC.

The annualized total returns for the Fund for the period ended December 31, 1997, are as follows:

1 YEAR     5 YEARS     10 YEARS
-------    --------    --------
 8.98%      5.85%       7.19%

These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from federal income tax, it may be subject to state income taxation.
    The IAA Trust Tax Exempt Bond Fund maintained a duration equal to or slightly longer than the duration of the Lehman Index throughout most of the year, enabling the portfolio to benefit from 1997's general interest rate decline. In comparison to the Fund's one-year total return of 8.98%, the Lehman Brothers Municipal Bond Index, which does not reflect investments in cash, the impact of any servicing, investment management, or administrative expenses, had a total return of 9.19%.
    Municipal bonds continue to be a safe haven, not only for their inherent tax advantage, but also because their taxable equivalency exceeds other taxable fixed income investments. Additionally, as a result of the recent turmoil in the Asian markets, U.S. Treasuries are experiencing a rapid increase in price (decrease in interest rates). Municipal yields have not declined at the same rate, causing municipal yields to be "cheap" relative to U.S. Treasuries. The 30-year ratio ended the year at 85%, approximately three percentage points higher than where it was at the beginning of the year.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                              MONEY MARKET SERIES

    Over the past year, the IAA Trust Taxable Fixed Income Fund -- Money Market Series' 7-day average yield increased from 4.52% to 5.00%. The increase in yield was due in part to the Federal Reserve's March decision to increase short-term interest rates in order to prevent upward pressure on inflation. While short-term interest rates remained flat most of the year, the year ended with corporations selling short-term securities to improve their balance sheets and foreign central banks selling short-term U.S. Treasuries to defend their currencies against the rising dollar. Although these activities caused short-term interest rates to increase at year-end, slower global growth prospects could cause interest rates to decline.

                       SHORT-TERM GOVERNMENT BOND SERIES

The annualized total returns for the Fund for the period ended December 31, 1997, are as follows:

           1 YEAR
           -------
            5.70%

These returns assume all dividends and capital gains distributions were reinvested.
    Short-term rates did not decline as much as long rates in 1997, but returns were still quite satisfactory. On its first anniversary, the Fund had a 5.70% return for 1997, which compares to the Merrill Lynch Short Treasury Index return of 6.66%. The Fund has an average life of approximately three years and is heavily weighted in U.S. Government and agency securities. The Fund is positioned to perform well in 1998 if the Federal Reserve lowers short rates due to a slowing economy and the Asian crisis.

                             LONG-TERM BOND SERIES

The annualized total returns for the Fund for the period ended December 31, 1997, are as follows:

           1 YEAR
           -------
            8.62%

These returns assume all dividends and capital gains distributions were reinvested.
    Falling inflation and declining interest rates marked 1997, which proved rewarding for bond investors. It was an opportune time to start a new bond fund. For its first year, the IAA Trust Long Term Fund had a total return of 8.62%, which compares to the Merrill Lynch Domestic Bond Index return of 9.65%. The Fund currently has an average maturity of 14 years and is well diversified in high-grade debt instruments. We are overweighted in Treasury securities because they tend to outperform in a declining interest rate environment.

                                   Sincerely,

                            [Ronald Warfield Photo]
                          [Ronald Warfield Signature]
                               Ronald R. Warfield
                                   President

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST GROWTH FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1997

MAJOR PURCHASES                                         MAJOR SALES
YPF Sociedad Anonima, ADS (1)                           Travelers, Inc. (2)
Intimate Brands, Inc. (1)                               York International, Inc. (2)
Philips Electronics N.V. (1)                            AT & T Corp. (2)
Bank of New York (1)                                    Cisco Systems, Inc.
Baker Hughes, Inc. (1)                                  Citicorp
Xilinx, Inc. (1)                                        Adaptec, Inc.
Aetna, Inc. (1)                                         Sun Microsystems, Inc.
Norwest Corp.                                           Motorola, Inc.
(1) New Holdings                                        (2) Deletions

TEN LARGEST HOLDINGS December 31, 1997

                                                                                                       PERCENT
                                                                                          VALUE        OF FUND
                                                                                       -----------     -------
General Electric Co..................................................................  $ 4,446,525       3.05%
Norwest Corp.........................................................................    4,109,700       2.82
Intel Corp...........................................................................    3,905,900       2.68
Federal National Mortgage Association................................................    3,652,000       2.50
Sun Microsystems, Inc................................................................    3,620,650       2.48
Elan Corp., PLC, ADS.................................................................    3,547,294       2.43
Warnaco Group, Inc., Cl. A...........................................................    3,106,125       2.13
GTE Corp.............................................................................    2,988,700       2.05
Citicorp.............................................................................    2,971,281       2.04
Merck & Co., Inc.....................................................................    2,868,750       1.97
                                                                                       -----------      -----
                                                                                       $35,216,925      24.15%
                                                                                       ===========      =====

IAA TRUST ASSET ALLOCATION FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1997

MAJOR PURCHASES                                         MAJOR SALES
Intimate Brands, Inc. (1)                               Ultratech Stepper, Inc. (2)
Green Tree Financial Corp., 6.870%, 01/15/29 (1)        Concentra Managed Care Corp. (2)
United States Treasury Notes, 5.625%, 02/15/06 (1)      (formerly known as OccuSystems, Inc.)
Xilinx Corp. (1)                                        Cisco Systems, Inc.
Tektronix, Inc.                                         Williams Cos., Inc.
Trico Marine Services, Inc. (1)                         Walgreen Co. (2)
Diamond Offshore Drilling, Inc. (1)                     Oracle Corp.
Federal National Mortgage Association (1)
(1) New Holdings                                        (2) Deletions

TEN LARGEST HOLDINGS December 31, 1997

                                                                                                      PERCENT
                                                                                         VALUE        OF FUND
                                                                                       ----------     -------
Tennessee Valley Authority, 5.980%, 04/01/36.........................................  $  500,625       3.27%
United States Treasury Notes, 6.500%, 05/15/05.......................................     364,917       2.38
Norwest Corp.........................................................................     262,650       1.72
Elan Corp., PLC, ADS.................................................................     255,937       1.67
Bell Telephone Co. of Pa., Putable Debentures, 8.350%, 12/15/30......................     247,750       1.62
United States Treasury Notes, 7.250%, 05/15/04.......................................     215,902       1.41
Norfolk Southern Corp., 7.050%, 05/01/37.............................................     212,250       1.39
United States Treasury Notes, 6.500%, 10/15/06.......................................     209,508       1.37
Federal Home Loan Mortgage Corp., 6.500%, 06/15/06...................................     202,353       1.32
BellSouth Capital Funding Corp., 6.040%, 11/15/26....................................     202,250       1.32
                                                                                       ----------      -----
                                                                                       $2,674,142      17.47%
                                                                                       ==========      =====

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAX EXEMPT BOND FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1997

MAJOR PURCHASES                                         MAJOR SALES
None                                                    Port St. Lucie, Florida Utility System
                                                        Revenue, 5.900%, 09/01/09 (2)
                                                        (2) Deletion

TEN LARGEST HOLDINGS December 31, 1997

                                                                                                       PERCENT
                                                                                          VALUE        OF FUND
                                                                                        ----------     -------
Wisconsin State Clean Water Revenue, 5.300%, 06/01/12.................................  $  715,533       3.97%
Texas A&M University Revenue Fin. System, 5.375%, 05/15/14............................     618,762       3.43
Pennsylvania State Higher Education Revenue, 5.600%, 09/01/10.........................     611,260       3.39
Peru, Indiana Community School Corp., 6.750%, 01/01/09................................     610,341       3.39
Cape Girardeau, Missouri Waterworks System, 7.450%, 03/01/05..........................     595,805       3.31
Chicago, Illinois Water Revenue, 6.500%, 11/01/15.....................................     593,700       3.30
State of Rhode Island Ref. General Obligation, 7.000%, 06/15/05.......................     584,660       3.25
Connecticut State Unlimited Tax General Obligation, 5.400%, 03/15/08..................     584,611       3.25
Maricopa County, School Dist. Arizona Unlimited, 6.400%, 07/01/06.....................     574,870       3.19
Illinois State Sales Tax Revenue, 5.400%, 06/15/13....................................     571,065       3.17
                                                                                        ----------      -----
                                                                                        $6,060,607      33.65%
                                                                                        ==========      =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

MONEY MARKET SERIES

TEN LARGEST HOLDINGS December 31, 1997

                                                                                                       PERCENT
                                                                                          VALUE        OF FUND
                                                                                       -----------     -------
Bankers Trust New York Corp., 5.56%, 01/13/98........................................  $ 2,804,792       4.17%
AT & T Corp., 5.70%, 02/25/98........................................................    2,775,617       4.12
American General Finance Corp., 5.81%, 02/17/98......................................    2,709,000       4.02
American Express Credit Corp., 6.16%, 01/02/98.......................................    2,440,000       3.62
Transamerica Financial Corp., 5.68%, 01/15/98........................................    1,995,582       2.96
BellSouth Telecommunications, Inc., 5.68%, 02/04/98..................................    1,989,271       2.96
Daimler-Benz N.A Corp., 5.56%, 03/02/98..............................................    1,981,467       2.94
Beneficial Corp. 5.81%, 03/18/98.....................................................    1,975,000       2.93
Ford Motor Credit Corp., 5.78%, 02/09/98.............................................    1,841,000       2.73
PHH Corp., 5.53%, 01/22/98...........................................................    1,794,194       2.67
                                                                                       -----------      -----
                                                                                       $22,305,923      33.12%
                                                                                       ===========      =====

PORTFOLIO CHARACTERISTICS December 31, 1997

CURRENT YIELD: 5.01%
30 DAY AVERAGE YIELD: 4.94%
7 DAY AVERAGE YIELD: 5.00%

AVERAGE DAYS TO MATURITY: 34.95

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

SHORT-TERM GOVERNMENT BOND SERIES
PORTFOLIO CHANGES For the Six Months Ended December 31,1997

MAJOR PURCHASES                                         MAJOR SALES
Federal National Mortgage Assoc, 6.500%, 08/01/04       None
 (1)
Federal Home Loan Mortgage Corp., 6.000%, 02/15/23
 (1)
Banc One Auto Grantor Trust, 6.270%, 11/20/03 (1)
Federal Home Loan Bank, 6.477%, 08/26/02 (1)
Federal National Mortgage Assoc., 6.500%, 07/25/23
 (1)
Federal National Mortgage Assoc., 8.500%, 06/25/01
 (1)
(1) New Holdings

TEN LARGEST HOLDINGS December 31, 1997

                                                                                                       PERCENT
                                                                                          VALUE        OF FUND
                                                                                       -----------     -------
United States Treasury Notes, 6.500%, 08/31/01.......................................  $ 3,076,050      11.64%
United States Treasury Notes, 6.250%, 05/31/99.......................................    3,024,750      11.45
Federal National Mortgage Assoc., 6.500%, 08/01/04...................................    2,949,957      11.16
United States Treasury Notes, 6.250%, 02/28/02.......................................    2,037,040       7.71
Banc One Auto Grantor Trust, 6.270%, 11/20/03........................................    1,158,438       4.38
Federal Home Loan Bank, 6.477%, 08/26/02.............................................    1,098,438       4.16
United States Treasury Notes, 6.250%, 06/30/02.......................................    1,020,340       3.86
Federal Home Loan Mortgage Corp., 6.200%, 11/15/16...................................      999,274       3.78
Federal Home Loan Mortgage Corp., 6.000%, 02/15/23...................................      912,063       3.45
Federal National Mortgage Assoc., 8.500%, 06/25/01...................................      853,850       3.23
                                                                                       -----------      -----
                                                                                       $17,130,200      64.82%
                                                                                       ===========      =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

LONG-TERM BOND SERIES
PORTFOLIO CHANGES For the Six Months Ended December 31,1997

MAJOR PURCHASES                                         MAJOR SALES
United States Treasury Notes, 6.500%, 08/15/05 (1)      United States Treasury Notes, 6.000%, 02/15/26
Federal Home Loan Mortgage Corp., 7.000%, 03/01/12      United States Treasury Notes, 6.500%, 08/15/05
(1)                                                     United States Treasury Notes, 6.500%, 10/15/06 (2)
Government National Mortgage Assoc., 8.000%,
07/15/26 (1)
United States Treasury Notes, 6.000%, 02/15/26
Government National Mortgage Assoc., 6.500%,
04/15/26 (1)
Federal Home Loan Mortgage Corp., 6.000%, 03/15/09
(1)
Pacific Gas & Electric Co., 6.420%, 09/25/08 (1)
(1) New Holdings                                        (2) Deletions

TEN LARGEST HOLDINGS December 31, 1997

                                                                                                       PERCENT
                                                                                          VALUE        OF FUND
                                                                                       -----------     -------
United States Treasury Notes, 6.500%, 08/15/05.......................................  $ 4,957,955      13.59%
Federal Home Loan Mortgage Corp., 7.000%, 03/01/12...................................    4,809,298      13.18
Government National Mortgage Assoc., 8.000%, 07/15/26................................    2,984,021       8.18
United States Treasury Notes, 6.500%, 05/15/05.......................................    2,867,205       7.86
United States Treasury Notes, 6.000%, 02/15/26.......................................    2,746,067       7.53
Government National Mortgage Assoc., 6.500%, 04/15/26................................    1,441,293       3.95
United States Treasury Notes, 5.625%, 02/15/06.......................................    1,434,557       3.93
Federal Home Loan Mortgage Corp., 6.000%, 03/15/09...................................    1,103,056       3.02
Pacific Gas & Electric Co., 6.420%, 09/25/08.........................................    1,005,000       2.75
J.C. Penney Master Credit Card Trust, 8.950%, 10/15/01...............................      844,449       2.31
                                                                                       -----------      -----
                                                                                       $24,192,901      66.30%
                                                                                       ===========      =====

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCKS -- 90.53%
BASIC INDUSTRY -- 4.32%
British Steel PLC, ADS...............         30,000   $    643,125
Engelhard Corp.......................         80,000      1,390,000
IMC Global, Inc......................         57,500      1,883,125
Monsanto Co..........................         10,000        420,000
Nucor Corp...........................         22,500      1,087,031
Weyerhaeuser Co......................         18,000        883,125
                                                        -----------
                                                          6,306,406
                                                        -----------
CAPITAL GOODS -- 8.64%
AGCO Corp............................         69,600      2,035,800
Case Corp............................         13,050        788,709
Channell Commercial Corp.*...........         50,000        625,000
Deere & Co...........................         30,700      1,790,194
General Electric Co..................         60,600      4,446,525
Hardinge, Inc........................         46,000      1,713,500
Philips Electronics N.V..............         19,900      1,203,950
                                                        -----------
                                                         12,603,678
                                                        -----------
CONSUMER CYCLICAL -- 8.55%
AutoZone, Inc.*......................         69,600      2,018,400
Chrysler Corp........................         19,800        696,713
Gentex Corp..........................         65,000      1,746,875
Intimate Brands, Inc.................         92,400      2,223,375
Titan International, Inc.............         55,000      1,103,437
Wal-Mart Stores, Inc.................         40,000      1,577,500
Warnaco Group, Inc., Cl. A...........         99,000      3,106,125
                                                        -----------
                                                         12,472,425
                                                        -----------
CONSUMER SERVICES -- 2.97%
American Greetings Corp..............         10,000        391,250
First Data Corp......................         58,800      1,719,900
Wendy's International, Inc...........         91,900      2,211,344
                                                        -----------
                                                          4,322,494
                                                        -----------
CONSUMER STAPLES -- 7.10%
American Stores Co...................         86,000      1,768,375
Archer-Daniels-Midland Co............         52,500      1,138,594
Kimberly-Clark Corp..................         36,500      1,799,906
PepsiCo, Inc.........................         39,000      1,421,062
Procter & Gamble Co..................         31,000      2,474,187
Unilever N.V.........................         28,000      1,748,250
                                                        -----------
                                                         10,350,374
                                                        -----------
ENERGY -- 10.74%
Baker Hughes, Inc....................         30,000      1,308,750
Chevron Corp.........................         22,800      1,755,600
Diamond Offshore Drilling, Inc.......         18,000        866,250
Exxon Corp...........................         30,000      1,835,625
Petsec Energy, Ltd., ADR*............         30,000        412,500
Phillips Petroleum Co................         38,000      1,847,750
Royal Dutch Petroleum Co., ADR.......         30,000      1,625,625
Schlumberger, Ltd....................         10,000        805,000
Seitel, Inc.*........................         28,600        489,775
Trico Marine Services, Inc.*.........         27,000        793,125
Unocal Corp..........................         35,000      1,358,437
YPF Sociedad Anonima, ADS............         75,000      2,564,062
                                                        -----------
                                                         15,662,499
                                                        -----------
FINANCE -- 11.23%
American International Group, Inc....          3,600   $    391,500
Bank of New York.....................         29,700      1,717,031
Citicorp.............................         23,500      2,971,281
Federal National Mortgage
 Association.........................         64,000      3,652,000
Green Tree Financial Corp............         70,000      1,833,125
MBNA Corp............................         62,250      1,700,203
Norwest Corp.........................        106,400      4,109,700
                                                        -----------
                                                         16,374,840
                                                        -----------
HEALTH -- 13.38%
Aetna, Inc...........................         11,000        776,188
Alkermes, Inc.*......................         19,500        387,563
Columbia HCA/Healthcare Corp.........         82,200      2,435,175
Elan Corp., PLC, ADS.................         69,300      3,547,294
Integrated Health Services, Inc......         71,300      2,223,669
Invacare Corp........................         97,800      2,127,150
Johnson & Johnson....................         39,000      2,569,125
Merck & Co., Inc.....................         27,000      2,868,750
SmithKline Beecham PLC, ADS..........         50,000      2,571,875
                                                        -----------
                                                         19,506,789
                                                        -----------
TECHNOLOGY -- 15.80%
Adaptec, Inc.*.......................         48,300      1,793,138
AVX Corp.............................         20,000        368,750
Cisco Systems, Inc.*.................         33,150      1,848,113
Diebold, Inc.........................         36,200      1,832,625
Hewlett-Packard Co...................         22,900      1,431,250
Intel Corp...........................         55,600      3,905,900
Kemet Corp.*.........................        109,700      2,125,437
Microsoft Corp.*.....................         19,200      2,481,600
Motorola, Inc........................         21,800      1,243,963
Oracle Corp.*........................         47,250      1,054,266
Sun Microsystems, Inc.*..............         90,800      3,620,650
Xilinx, Inc.*........................         38,000      1,332,375
                                                        -----------
                                                         23,038,067
                                                        -----------
TRANSPORTATION -- 2.07%
Burlington Northern Corp.............         10,000        929,375
Federal Express Corp.*...............         16,300        995,319
Illinois Central Corp................         32,100      1,093,406
                                                        -----------
                                                          3,018,100
                                                        -----------
UTILITIES -- 5.73%
DPL, Inc.............................         80,700      2,320,125
GTE Corp.............................         57,200      2,988,700
NICOR, Inc...........................         49,150      2,073,516
Wisconsin Energy Corp................         34,000        977,500
                                                        -----------
                                                          8,359,841
                                                        -----------
TOTAL COMMON STOCKS
 (cost $93,241,259)..................                   132,015,513
                                                        -----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
COMMERCIAL PAPER -- 5.62%
Ford Motor Credit Co.
  5.88%, 01/09/98....................    $ 1,758,000   $  1,758,000
Prudential Funding Corp.
 5.63%, 01/20/98.....................      1,100,000      1,100,000
Ford Motor Credit Co.
 5.61%, 01/21/98.....................      1,000,000      1,000,000
IBM Credit Corp.
 5.77%, 01/21/98.....................      1,000,000      1,000,000
International Lease Finance Corp.
 5.52%, 01/23/98.....................        150,000        149,494
CIT Group Holding Corp.
 5.65%, 01/27/98.....................        100,000        100,000
Norwest Corp.
 5.81%, 01/30/98.....................      1,293,000      1,293,000
IBM Credit Corp.
 5.79%, 02/09/98.....................        100,000        100,000
American General Finance Corp.
 5.81%, 02/17/98.....................        291,000        291,000
Prudential Funding Corp.
 5.77%, 03/19/98.....................        400,000        400,000
Prudential Funding Corp.
 5.78%, 03/23/98.....................      1,000,000      1,000,000
                                                        -----------
TOTAL COMMERCIAL PAPER
 (cost $8,191,494)...................                     8,191,494
                                                        -----------

                                           SHARES         VALUE
                                         -----------   ------------
OTHER SHORT TERM INVESTMENTS -- 3.37%
MONEY MARKET FUNDS
Dreyfus Money Market Fund............        971,060   $    971,060
Federated Prime Obligation Fund......      3,941,306      3,941,306
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $4,912,366)...................                     4,912,366
                                                        -----------
TOTAL INVESTMENTS -- 99.52%
 (cost $106,345,119) ................                   145,119,373
                                                        -----------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.48%.........                       708,313
                                                        -----------
NET ASSETS -- 100.00%................                  $145,827,686
                                                        ===========

* Non-income producing security.

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCKS -- 52.04%
BASIC INDUSTRY -- 1.49%
British Steel PLC, ADS...............          2,000   $     42,875
IMC Global, Inc......................          3,600        117,900
Mead Corp............................          2,400         67,200
                                                        -----------
                                                            227,975
                                                        -----------
CAPITAL GOODS -- 4.10%
AGCO Corp............................          4,600        134,550
Case Corp............................          2,000        120,875
General Electric Co..................          1,800        132,075
Hardinge, Inc........................          3,300        122,925
Philips Electronics N.V..............          1,950        117,975
                                                        -----------
                                                            628,400
                                                        -----------
CONSUMER CYCLICAL -- 5.80%
AutoZone, Inc.*......................          4,400        127,600
Chrysler Corp........................          2,000         70,375
Fleetwood Enterprises, Inc...........          2,400        101,850
Harley-Davidson, Inc.................          1,000         27,375
Intimate Brands, Inc.................          7,000        168,437
Magna International, Inc., Cl. A.....          1,000         62,813
Titan International, Inc.............          4,400         88,275
Wal-Mart Stores, Inc.................          2,000         78,875
Warnaco Group, Inc., Cl. A...........          5,200        163,150
                                                        -----------
                                                            888,750
                                                        -----------
CONSUMER SERVICES -- 2.45%
First Data Corp......................          3,000         87,750
Planet Hollywood International, Inc.,
 Cl. A*..............................          1,000         13,250
Tribune Co...........................          2,000        124,500
Wendy's International, Inc...........          6,200        149,188
                                                        -----------
                                                            374,688
                                                        -----------
CONSUMER STAPLES -- 4.54%
Albertson's, Inc.....................          2,900        137,387
Coca-Cola Co.........................          1,800        119,925
Gillette Co..........................          1,200        120,525
Kimberly-Clark Corp..................          2,400        118,350
Procter & Gamble Co..................          2,500        199,531
                                                        -----------
                                                            695,718
                                                        -----------
ENERGY -- 5.49%
Atlantic Richfield Co................          1,400        112,175
Diamond Offshore Drilling, Inc.......          1,800         86,625
Exxon Corp...........................          2,500        152,969
Repsol S.A., ADR.....................          1,000         42,563
Schlumberger, Ltd....................          1,200         96,600
Trico Marine Services, Inc.*.........          3,000         88,125
Williams Cos., Inc...................          5,000        141,875
YFP Sociedad Anonima, ADS............          3,500        119,656
                                                        -----------
                                                            840,588
                                                        -----------
FINANCE -- 7.56%
Bank Of New York.....................          3,000        173,437
BankAmerica Corp.....................          2,000        146,000
Citicorp.............................          1,250        158,047
Echelon International Corp., Inc.*...             80          1,795
Federal National Mortgage
 Association.........................          1,800        102,712
Green Tree Financial Corp............          3,500         91,656
Meditrust Corp.-Paired Stock.........          3,244        118,812
National Golf Properties, Inc........          3,100        101,719
Norwest Corp.........................          6,800        262,650
                                                        -----------
                                                          1,156,828
                                                        -----------
HEALTH -- 7.67%
Aetna, Inc...........................            561         39,586
Alkermes, Inc.*......................          2,000         39,750
Bristol-Myers Squibb Co..............          2,000        189,250
Columbia HCA/Healthcare Corp.........          4,200        124,425
Depuy, Inc.*.........................          3,500        100,625
Elan Corp., PLC, ADS.................          5,000        255,937
ESC Medical Systems, Ltd.*...........            450         17,437
Integrated Health Services, Inc......          5,200        162,175
Invacare Corp........................          5,500        119,625
Johnson & Johnson....................          1,900        125,162
                                                        -----------
                                                          1,173,972
                                                        -----------
TECHNOLOGY -- 8.84%
Adaptec, Inc.*.......................          2,100         77,962
Bell & Howell Co.*...................          2,000         48,375
Cisco Systems, Inc.*.................          1,875        104,531
Diebold, Inc.........................          2,400        121,500
Doncasters PLC, ADR*.................            500         10,562
Hewlett-Packard Co...................            750         46,875
Intel Corp...........................          1,950        136,988
Kemet Corp.*.........................          6,500        125,937
Microsoft Corp.*.....................            800        103,400
Oracle Corp.*........................          4,087         91,191
Raytheon Co., Cl. B..................          2,000        101,000
Sun Microsystems, Inc.*..............          3,400        135,575
Tektronix, Inc.......................          4,500        178,594
Xilinx Corp.*........................          2,000         70,125
                                                        -----------
                                                          1,352,615
                                                        -----------
TRANSPORTATION -- 0.60%
Federal Express Corp.*...............          1,500         91,594
                                                        -----------
UTILITIES/TELEPHONE -- 3.50%
AirTouch Communications, Inc.*.......          1,500         62,344
BellSouth Corp.......................          1,500         84,469
CILCORP, Inc.........................          1,200         58,650
Florida Progress Corp................          1,200         47,100
GTE Corp.............................          1,600         83,600
SBC Communications, Inc..............          1,097         80,355
Texas Utilities, Inc.................          1,000         41,563
Wisconsin Energy Corp................          2,700         77,625
                                                        -----------
                                                            535,706
                                                        -----------
TOTAL COMMON STOCKS
 (cost $5,044,137)...................                     7,966,834
                                                        -----------
PREFERRED STOCK -- 0.09%
 (cost $12,213)
Aetna, Inc. Convertible Preferred,
 6.25%...............................            187         13,371
                                                        -----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                                       -----------
BONDS AND NOTES -- 40.42%
AUTO -- 0.78%
General Motors Acceptance Corp.
 8.875%, 06/01/10....................    $   100,000   $    119,375
                                                        -----------
BANKING -- 2.17%
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07....................        100,000        104,875
Citicorp
 7.200%, 06/15/07....................        100,000        104,500
International American Development
 Bank
 8.875%, 06/01/09....................        100,000        123,000
                                                        -----------
                                                            332,375
                                                        -----------
BEVERAGES -- 0.67%
Coca-Cola Co.
 6.625%, 10/01/02....................        100,000        102,000
                                                        -----------
CHEMICALS -- 0.67%
Dupont (E.I) De Nemours & Co.
 6.750%, 10/15/02....................        100,000        102,500
                                                        -----------
INDUSTRIAL -- 0.72%
Amoco Canada Petroleum Co.
 7.950%, 10/01/22....................        100,000        110,750
                                                        -----------
ASSET BACKED -- 4.93%
Amresco Residential Securities
 Mortgage Loan Trust
 6.925%, 06/25/25....................        100,000        102,232
Chemical Master Credit Card Trust
 5.980%, 09/15/08....................        200,000        197,318
Discover Credit Card Trust
 6.750%, 02/16/02....................        200,000        200,687
Green Tree Financial Corp.
 6.870%, 01/15/29....................        100,000        102,584
Standard Credit Card Master Trust
 6.700%, 09/07/02....................        150,000        151,229
                                                        -----------
                                                            754,050
                                                        -----------
TELEPHONE UTILITY -- 4.90%
Bell Telephone Co. of Pa., Putable
 Debentures
 8.350%, 12/15/30....................        200,000        247,750
BellSouth Capital Funding Corp.
 6.040%, 11/15/26....................        200,000        202,250
Chesapeake & Potomac Telephone Co. of
 Virginia Debentures
 8.375%, 10/01/29....................        100,000        123,875
New Jersey Bell Telephone Co.
 7.850%, 11/15/29....................        150,000        176,625
                                                        -----------
                                                            750,500
                                                        -----------
TRANSPORTATION -- 1.39%
Norfolk Southern Corp.
 7.050%, 05/01/37....................        200,000        212,250
                                                        -----------
U.S. GOVERNMENT AGENCIES -- 9.01%
Federal Farm Credit Bank
 5.800%, 12/18/00....................        100,000         99,621
Federal Home Loan Bank
 6.830%, 06/07/01....................        100,000        101,422
 8.000%, 09/20/04....................        100,000        102,841
Federal Home Loan Mortgage Corp.
 10.750%, 07/01/00...................          1,588          1,667
 8.750%, 04/01/01....................         22,036         22,621
 10.150%, 04/15/06...................         13,027         13,026
 6.500%, 06/15/06....................        200,000        202,353
Federal National Mortgage Association
 7.060%, 11/02/05....................        200,000        200,068
Government National Mortgage
 Association Pool #60721
 9.750%, 04/15/98....................            460            469
Government National Mortgage
 Association Pool #30111
 9.000%, 05/15/09....................         17,386         18,604
Government National Mortgage
 Association Pool #23653
 9.500%, 06/15/09....................         11,198         12,122
Government National Mortgage
 Association Pool #32147
 9.500%, 08/15/09....................          7,380          7,988
Government National Mortgage
 Association Pool #161621
 9.000%, 07/15/16....................         89,907         96,200
Tennessee Valley Authority
 5.980%, 04/01/36....................        500,000        500,625
                                                        -----------
                                                          1,379,627
                                                        -----------
U.S. GOVERNMENT OBLIGATIONS -- 15.18%
United States Treasury Bonds
 6.750%, 08/15/26....................        100,000        110,188
United States Treasury Notes
 5.875%, 03/31/99....................        200,000        200,584
 6.750%, 06/30/99....................        100,000        101,583
 6.875%, 07/31/99....................        100,000        101,821
 5.875%, 02/15/00....................        100,000        100,416
 6.625%, 04/30/02....................        100,000        103,300
 6.375%, 08/15/02....................        100,000        102,618
 5.875%, 02/15/04....................        100,000        100,937
 7.250%, 05/15/04....................        200,000        215,902
 7.250%, 08/15/04....................        100,000        108,152
 7.875%, 11/15/04....................        100,000        111,849
 11.625%, 11/15/04...................        100,000        132,806
 6.500%, 05/15/05....................        350,000        364,917
 5.625%, 02/15/06....................        100,000         98,935
 6.875%, 05/15/06....................        150,000        160,558
 6.500%, 10/15/06....................        200,000        209,508
                                                        -----------
                                                          2,324,074
                                                        -----------
TOTAL BONDS AND NOTES
 (cost $5,846,344)...................                     6,187,501
                                                        -----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
COMMERCIAL PAPER -- 1.96%
IBM Credit Corp......................    $   300,000   $    300,000
                                                       ------------
 5.767%, 01/21/98
TOTAL COMMERCIAL PAPER
 (cost $300,000).....................                       300,000
                                                       ------------

                                             SHARES        VALUE
                                            ---------   -----------
OTHER SHORT TERM INVESTMENTS -- 4.24%
MONEY MARKET FUNDS
Dreyfus Money Market Fund...............      205,193   $   205,193
Federated Prime Obligation Fund.........      444,437       444,437
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $649,630)........................                    649,630
                                                        -----------
TOTAL INVESTMENTS -- 98.75%
 (cost $11,852,324).....................                 15,117,336
                                                        -----------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.25%............                    191,732
                                                        -----------
NET ASSETS -- 100.00%...................                $15,309,068
                                                        ===========
* Non-income producing security

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC.

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MUNICIPAL BONDS
  (TAX EXEMPT) -- 97.63%
ARIZONA -- 6.21%
Bullhead City, Arizona Parkway
 Revenue
 6.100%, 01/01/07....................    $   250,000   $    271,675
Maricopa County School District #93
 Arizona Unlimited Tax General
 Obligation
 6.400%, 07/01/06....................        500,000        574,870
Salt River Project Arizona
 Agriculture
 Improvement & Power District
 Electric System Revenue
 5.625%, 01/01/06....................        250,000        272,577
                                                        -----------
                                                          1,119,122
                                                        -----------
CALIFORNIA -- 6.18%
California State Public Works Board
 Lease Revenue
 5.200%, 12/01/09....................        500,000        527,030
City of Fresno, California Sewer
 System Revenue
 6.250%, 09/01/14....................        250,000        290,930
City of Fresno, California Unified
 School District, General Obligation
 5.875%, 08/01/15....................        275,000        295,166
                                                        -----------
                                                          1,113,126
                                                        -----------
COLORADO -- 2.82%
Denver, Colorado City & County
 General Obligation
 5.000%, 10/01/10....................        500,000        508,315
                                                        -----------
CONNECTICUT -- 3.25%
Connecticut State Unlimited Tax
 General Obligation
 5.400%, 03/15/08....................        550,000        584,611
                                                        -----------
ILLINOIS -- 17.57%
Chicago, Illinois O'Hare
 International Airport Revenue
 5.000%, 01/01/16....................        500,000        488,975
Chicago, Illinois Water Revenue
 6.500%, 11/01/15....................        500,000        593,700
Illinois State Sales Tax Revenue
 5.400%, 06/15/13....................        550,000        571,065
Illinois State Toll Highway Authority
 Revenue, Series A
 6.300%, 01/01/12....................        275,000        315,183
Northwest Suburban Municipal Joint
 Action Water Agency Illinois
 Contract Revenue
 6.450%, 05/01/07....................        400,000        459,868
Northwest Water Commission Illinois,
 Cook & Lake Revenue
 5.000%, 05/01/13....................        500,000        501,985
Sangamon County, Illinois Tax General
 Obligation
 6.500%, 03/01/08....................        200,000        233,258
                                                        -----------
                                                          3,164,034
                                                        -----------
INDIANA -- 3.39%
Peru, Indiana Community School Corp.
 Revenue
 6.750%, 01/01/09....................        550,000        610,341
                                                        -----------


KENTUCKY -- 2.84%
Jefferson County, Kentucky School
 District Financing Corp. School
 Building Revenue, Series A
 5.300%, 07/01/15....................        500,000        510,815
                                                        -----------
MASSACHUSETTS -- 2.99%
Massachusetts State Water Resource
 Authority Revenue
 6.000%, 11/01/08....................        500,000        538,470
                                                        -----------
MINNESOTA -- 2.84%
Saint Paul, Minnesota Independent
 School District #625 General
 Obligation, Series C
 5.250%, 02/01/13....................        500,000        512,180
                                                        -----------
MISSOURI -- 4.77%
Cape Girardeau, Missouri Waterworks
 System Revenue
 7.450%, 03/01/05....................        500,000        595,805
Missouri State Environmental
 Improvement & Energy Resources
 Authority Pollution Control Revenue
 5.250%, 12/01/09....................        250,000        263,453
                                                        -----------
                                                            859,258
                                                        -----------
NEBRASKA -- 0.58%
Nebraska Public Power District
 Revenue
 5.400%, 01/01/10....................        100,000        103,772
                                                        -----------
NEVADA -- 5.23%
Clark County, Nevada School District
 General Obligation
 5.250%, 06/01/07....................        500,000        522,005
Henderson, Nevada Water & Sewer
 Unlimited Tax General Obligation
 5.375%, 06/01/07....................        400,000        419,984
                                                        -----------
                                                            941,989
                                                        -----------
NEW YORK -- 2.83%
New York State Dormitory Authority
 Revenue
 5.500%, 07/01/12....................        500,000        510,460
                                                        -----------
NORTH CAROLINA -- 1.60%
North Carolina Eastern Municipal
 Power Agency System Revenue
 7.000%, 01/01/08....................        250,000        288,547
                                                        -----------
OHIO -- 2.92%
Montgomery County, Ohio Sewer System
 Revenue
 5.600%, 09/01/11....................        500,000        526,135
                                                        -----------
PENNSYLVANIA -- 6.29%
Pennsylvania Intergovernmental Corp.
 Authority, Special Tax Revenue
 5.450%, 06/15/08....................        500,000        522,395
Pennsylvania State Higher Education
 Revenue Bonds, Series A
 5.600%, 09/01/10....................        575,000        611,260
                                                        -----------
                                                          1,133,655
                                                        -----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
RHODE ISLAND -- 3.25%
State of Rhode Island Refunding
 General Obligation
 7.000%, 06/15/05....................    $   500,000   $    584,660
                                                        -----------
TENNESSEE -- 2.95%
Shelby County, Tennessee School
 General Obligation, Series B
 5.875%, 06/01/18....................        500,000        530,440
                                                        -----------
TEXAS -- 10.66%
Austin, Texas Limited Tax General
 Obligation
 7.250%, 09/01/03....................        350,000        395,339
Bexar County, Texas Detention
 Facilities Limited Tax General
 Obligation
 5.750%, 06/15/10....................        500,000        533,945
Garland, Texas Limited Tax General
 Obligation
 5.800%, 08/15/12....................        350,000        372,561
Texas A&M University Revenue
 Financing System
 5.375%, 05/15/14....................        600,000        618,762
                                                        -----------
                                                          1,920,607
                                                        -----------
WASHINGTON -- 1.54%
Washington Public Power Supply
 System, Nuclear Project #1,
 Refunding Revenue, 1990-C
 7.625%, 07/01/01....................        250,000        277,257
                                                        -----------

WISCONSIN -- 6.92%
Brookfield, Wisconsin Unlimited Tax
 Corp. General Obligation
 6.900%, 03/15/03....................        250,000        281,745
Wisconsin State Clean Water Revenue
 Bond
 5.300%, 06/01/12....................        700,000        715,533
Wisconsin State Health & Educational
 Facility Authority Revenue Bond
 5.250%, 08/15/19....................        250,000        249,025
                                                        -----------
                                                          1,246,303
                                                        -----------
TOTAL BONDS
 (cost $16,493,110)..................                    17,584,097
                                                        -----------

                                             SHARES
                                            ---------
TAX EXEMPT MONEY MARKET
 FUNDS -- 0.99%
  (cost $177,771)
Nuveen Tax Exempt Fund..................      177,771       177,771
                                                        -----------
TOTAL INVESTMENTS -- 98.62%
 (cost $16,670,881).....................                 17,761,869
                                                        -----------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.38%............                    248,336
                                                        -----------
NET ASSETS -- 100.00%...................                $18,010,205
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
COMMERCIAL PAPER -- 91.95%
AIRLINES -- 1.26%
International Lease Finance Corp.
 5.52%, 01/23/98......................    $   850,000   $   847,133
                                                        -----------
AUTO & TRUCK -- 11.61%
Daimler-Benz N.A. Corp.
 5.73%, 02/18/98......................      1,150,000     1,141,214
 5.56%, 03/02/98......................      2,000,000     1,981,467
Ford Motor Credit Co.
 5.88%, 01/09/98......................        369,000       369,000
 5.61%, 01/21/98......................      1,000,000     1,000,000
 5.78%, 02/09/98......................      1,841,000     1,841,000
Toyota Motor Credit Co.
 5.68%, 02/12/98......................      1,500,000     1,490,060
                                                        -----------
                                                          7,822,741
                                                        -----------
COMMERCIAL BANKING -- 8.83%
Bankers Trust New York Corp.
 5.56%, 01/13/98......................      2,810,000     2,804,792
Norwest Corp.
 5.81%, 01/30/98......................        761,000       761,000
 5.77%, 02/11/98......................        973,000       973,000
 5.70%, 02/26/98......................      1,420,000     1,407,409
                                                        -----------
                                                          5,946,201
                                                        -----------
COMMERCIAL FINANCE -- 7.78%
CIT Group Holding Corp.
 5.65%, 01/27/98......................        900,000       900,000
 5.76%, 02/19/98......................      1,138,000     1,138,000
Prudential Funding Corp.
 5.62%, 01/07/98......................      1,000,000     1,000,000
 5.63%, 01/20/98......................        900,000       900,000
 5.77%, 03/19/98......................      1,300,000     1,300,000
                                                        -----------
                                                          5,238,000
                                                        -----------
COMMERCIAL SERVICES -- 3.15%
PHH Corp.
 5.53%, 01/22/98......................      1,800,000     1,794,194
 5.70%, 03/26/98......................        330,000       325,611
                                                        -----------
                                                          2,119,805
                                                        -----------
CONSUMER FINANCE -- 30.58%
American Express Credit Corp.
 6.16%, 01/02/98......................      2,440,000     2,440,000
 6.25%, 01/02/98......................        900,000       900,000
American General Finance Corp.
 5.81%, 02/17/98......................      2,709,000     2,709,000
Associates Corp. of North America
 5.65%, 01/06/98......................      1,700,000     1,700,000
 5.63%, 01/28/98......................      1,200,000     1,200,000
AVCO Financial Services, Inc.
 5.78%, 01/30/98......................      1,300,000     1,300,000
 5.72%, 03/17/98......................        735,000       735,000
 5.82%, 03/25/98......................      1,000,000     1,000,000
Beneficial Corp.
 5.56%, 01/08/98......................      1,338,000     1,338,000
 5.81%, 03/18/98......................      1,975,000     1,975,000
Commercial Credit Co.
 5.61%, 01/05/98......................      1,200,000     1,200,000
 5.70%, 02/04/98......................        760,000       760,000
Household Finance Corp.
 6.10%, 01/02/98......................        550,000       550,000
 5.74%, 01/16/98......................      1,000,000     1,000,000
 5.65%, 02/10/98......................      1,788,000     1,788,000
                                                        -----------
                                                         20,595,000
                                                        -----------
ELECTRONICS -- 4.30%
General Electric Capital Corp.
 5.64%, 01/14/98......................      1,500,000     1,500,000
 5.67%, 02/02/98......................      1,400,000     1,400,000
                                                        -----------
                                                          2,900,000
                                                        -----------
FOREIGN GOVERNMENTS -- 2.78%
Province of Quebec
 5.57%, 03/05/98......................        890,000       881,325
 5.54%, 03/09/98......................      1,000,000       989,689
                                                        -----------
                                                          1,871,014
                                                        -----------
INSURANCE/MULTI-LINE -- 7.57%
Transamerica Financial Corp.
 5.68%, 01/15/98......................      2,000,000     1,995,582
USAA Capital Corp.
 5.66%, 01/26/98......................      1,500,000     1,494,104
 5.55%, 02/05/98......................      1,200,000     1,193,525
 5.71%, 02/13/98......................        420,000       417,135
                                                        -----------
                                                          5,100,346
                                                        -----------
OFFICE EQUIPMENT -- 4.80%
IBM Credit Corp.
 5.77%, 01/21/98......................        500,000       500,000
 5.79%, 02/09/98......................      1,050,000     1,050,000
 5.69%, 02/23/98......................      1,686,000     1,686,000
                                                        -----------
                                                          3,236,000
                                                        -----------
PETROLEUM REFINING -- 2.22%
Atlantic Richfield Co.
 5.54%, 01/29/98......................      1,500,000     1,493,537
                                                        -----------
TELEPHONE/UTILITY -- 7.07%
AT&T Corp.
 5.70%, 02/25/98......................      2,800,000     2,775,617
BellSouth Telecommunications, Inc.
 5.68%, 02/04/98......................      2,000,000     1,989,271
                                                        -----------
                                                          4,764,888
                                                        -----------
TOTAL COMMERCIAL PAPER
 (cost $61,934,665)...................                   61,934,665
                                                        -----------
BONDS & NOTES -- 1.49%
U.S. Government Agencies
  (cost $1,000,000)
Student Loan Marketing Association
 5.75%, 01/08/98......................      1,000,000     1,000,000
                                                        -----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES (CONTINUED)

                                             SHARES        VALUE
                                            ---------   -----------
OTHER SHORT TERM INVESTMENTS -- 6.54%
MONEY MARKET FUNDS
Dreyfus Money Market Fund...............    2,671,099   $ 2,671,099
Federated Prime Obligation Fund.........    1,736,300     1,736,300
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $4,407,399)......................                  4,407,399
                                                        -----------
TOTAL INVESTMENTS -- 99.98%
 (cost $67,342,064).....................                 67,342,064
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.02%...................                     13,408
                                                        -----------
NET ASSETS -- 100%......................                $67,355,472
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
SHORT-TERM GOVERNMENT BOND SERIES

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
BONDS & NOTES -- 88.62%
U.S. GOVERNMENT AGENCIES -- 42.26%
Federal Home Loan Bank
 6.830%, 06/07/01....................    $   655,000   $    664,314
 6.477%, 08/26/02....................      1,100,000      1,098,438
 8.000%, 09/20/04....................        750,000        771,307
 8.340%, 01/26/05....................        500,000        521,995
Federal Home Loan Mortgage Corp.
 6.825%, 09/18/02....................        500,000        501,765
 5.500%, 11/15/04....................        500,000        497,727
 6.200%, 11/15/16....................      1,000,000        999,274
 6.000%, 02/15/23....................        913,849        912,063
Federal National Mortgage Association
 8.500%, 06/25/01....................        853,959        853,850
 6.820%, 11/05/01....................        200,000        201,630
 6.500%, 08/01/04....................      2,941,684      2,949,957
 6.950%, 01/25/20....................        480,840        481,309
 6.500%, 07/25/23....................        713,764        716,126
                                                       ------------
                                                         11,169,755
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 36.95%
United States Treasury Notes
 6.250%, 05/31/99....................      3,000,000      3,024,750
 5.875%, 11/15/99....................        500,000        501,930
 6.500%, 08/31/01....................      3,000,000      3,076,050
 6.250%, 02/28/02....................      2,000,000      2,037,040
 6.625%, 04/30/02....................        100,000        103,300
 6.250%, 06/30/02....................      1,000,000      1,020,340
                                                       ------------
                                                          9,763,410
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
ASSET BACKED -- 9.41%
Banc One Auto Grantor Trust
 6.270%, 11/20/03....................    $ 1,151,997   $  1,158,438
First USA Credit Card Master Trust
 6.420%, 03/17/05....................        250,000        252,890
Chase Mortgage Finance Corp., Series
 92-G
 5.550%, 04/25/24....................        579,405        574,207
J.P. Morgan Commercial Mortgage
 Finance Corp.
 6.952%, 09/15/29....................        488,157        500,361
                                                       ------------
                                                          2,485,896
                                                       ------------
TOTAL BONDS & NOTES
 (cost $23,186,356)..................                    23,419,061
                                                       ------------
COMMERCIAL PAPER -- 4.23%
IBM Credit Corp.
 5.767%, 01/21/98....................        700,000        700,000
Norwest Corp.
 5.815%, 01/30/98....................        217,000        217,000
 5.772%, 02/11/98....................         60,000         60,000
Commercial Credit Co.
 5.698%, 02/04/98....................        140,000        140,000
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $1,117,000)...................                     1,117,000
                                                       ------------
OTHER SHORT TERM INVESTMENTS -- 5.97%
                                              SHARES
                                         -----------
MONEY MARKET FUNDS
Dreyfus Cash Management Fund.........        342,853        342,853
Federated Prime Obligation Fund......      1,234,667      1,234,667
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $1,577,520)...................                     1,577,520
                                                       ------------
TOTAL INVESTMENTS -- 98.82%
 (cost $25,880,876)                                      26,113,581
                                                       ------------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.18%................                       311,837
                                                       ------------
NET ASSETS -- 100.00%................                  $ 26,425,418
                                                       ============

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
BONDS -- 92.31%
U.S. GOVERNMENT AGENCIES -- 35.06%
Federal Home Loan Mortgage Corp.
 6.000%, 03/15/09....................    $ 1,133,000   $  1,103,056
 7.000%, 03/01/12....................      4,733,852      4,809,298
 6.500%, 02/15/21....................        500,000        489,282
 5.000%, 05/15/21....................        625,000        579,662
Federal National Mortgage Association
 7.000%, 12/25/21....................        400,000        412,453
 6.500%, 09/25/22....................        200,000        201,628
Government National Mortgage
 Association
 6.500%, 04/15/26....................      1,455,392      1,441,293
 8.000%, 07/15/26....................      2,876,165      2,984,021
Tennessee Valley Authority
 5.980%, 04/01/36....................        770,000        770,962
                                                       ------------
                                                         12,791,655
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 33.77%
United States Treasury Notes
 6.625%, 04/30/02....................        100,000        103,300
 5.875%, 02/15/04....................        100,000        100,937
 7.875%, 11/15/04....................        100,000        111,849
 6.500%, 05/15/05....................      2,750,000      2,867,205
 6.500%, 08/15/05....................      4,750,000      4,957,955
 5.625%, 02/15/06....................      1,450,000      1,434,557
 6.000%, 02/15/26....................      2,750,000      2,746,067
                                                       ------------
                                                         12,321,870
                                                       ------------
CORPORATE BONDS -- 14.10%
ABN AMRO NV (Chicago) Global Bond
 7.125%, 06/18/07....................        300,000        314,625
Amoco Canada Petroleum Co.
 7.950%, 10/01/22....................        500,000        553,750
Central Illinois Public Service Co.
 7.610%, 06/01/17....................        300,000        324,750
Citicorp
 7.200%, 06/15/07....................        250,000        261,250
Conagra, Inc.
 6.700%, 08/01/27....................        200,000        204,750
Ford Motor Credit Co.
 7.200%, 06/15/07....................        600,000        636,000
General Electric Credit Corp.
 6.500%, 11/01/06....................        300,000        305,625
Halliburton Co.
 6.750%, 02/01/27....................        250,000        266,700
J.P. Morgan & Co.
 6.700%, 11/01/07....................        250,000        254,062
Merrill Lynch & Co., Inc.
 7.150%, 07/30/12....................        350,000        364,875
Morgan Stanley Dean Witter Discover
 6.375%, 08/01/02....................        250,000        251,562
Norfolk Southern Corp.
 7.050%, 05/01/37....................        300,000        318,375
Oklahoma Gas & Electric Co.
 6.650%, 07/15/27....................        250,000        258,750

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
Suntrust Capital II
 7.900%, 06/15/27....................    $   200,000   $    214,500
Wachovia Corp.
 6.605%, 10/01/25....................        600,000        617,250
                                                       ------------
                                                          5,146,824
                                                       ------------
ASSET BACKED -- 8.82%
First USA Credit Corp Master Trust
 6.420%, 03/17/05....................        250,000        252,890
Green Tree Financial Corp.
 6.870%, 01/15/29....................        200,000        205,168
J.C. Penney Master Credit Card Trust,
 Series B, Class A
 8.950%, 10/15/01....................        800,000        844,449
J.P. Morgan Commercial Mortgage
 Finance Corp.
 7.088%, 09/15/29....................        556,000        575,460
Pacific Gas & Electric Co.
 6.420%, 09/25/08....................      1,000,000      1,005,000
The Money Store Home Equity Trust
 5.675%, 02/15/09....................        340,594        334,329
                                                       ------------
                                                          3,217,296
                                                       ------------
MUNICIPAL -- 0.56%
Wisconsin State Unlimited General
 Obligation
 6.550%, 11/01/05....................        200,000        203,000
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $32,705,812)                                      33,680,645
                                                       ------------
COMMERCIAL PAPER -- 6.76%
IBM Credit Corp.
 5.767%, 01/21/98....................        500,000        500,000
Norwest Corp.
 5.815%, 01/30/98....................      1,266,000      1,266,000
Commercial Credit Co.
 5.698%, 02/04/98....................        700,000        700,000
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $2,466,000)                                        2,466,000
                                                       ------------
OTHER SHORT TERM INVESTMENTS -- 0.50%
                                              SHARES
                                         -----------
MONEY MARKET FUNDS
Dreyfus Money Market Fund............         13,235         13,235
Federated Prime Obligation Fund......        172,010        172,010
                                                       ------------
TOTAL MONEY MARKET FUNDS                                    185,245
                                                       ------------
 (cost $185,245)
TOTAL INVESTMENTS -- 99.57%
 (cost $35,357,057)                                      36,331,890
                                                       ------------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.43%                                155,520
                                                       ------------
NET ASSETS -- 100.00%                                  $ 36,487,410
                                                       ============

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                                      IAA TRUST
                                                                                        TAXABLE FIXED INCOME SERIES FUND, INC.
                                                      IAA TRUST       IAA TRUST      --------------------------------------------
                                     IAA TRUST          ASSET        TAX EXEMPT                       SHORT-TERM
                                       GROWTH        ALLOCATION         BOND         MONEY MARKET     GOVERNMENT       LONG-TERM
                                     FUND, INC.      FUND, INC.      FUND, INC.         SERIES        BOND SERIES     BOND SERIES
                                    ------------     -----------     -----------     ------------     -----------     -----------
ASSETS:
 Investments in securities:
   At cost........................  $106,345,119     $11,852,324     $16,670,881     $67,342,064      $25,880,876     $35,357,057
                                    ============     ===========     ===========     ===========      ===========     ===========
   At value.......................  $145,119,373     $15,117,336     $17,761,869     $67,342,064      $26,113,581     $36,331,890
 Cash.............................       312,814              --              --              --          80,448            1,083
 Receivable for securities sold...       631,247          81,146          36,456              --          19,394            5,007
 Receivable for capital stock
   sold...........................       146,778          89,500              --              --          37,000            4,270
 Dividends and interest
   receivable.....................       274,423          91,517         262,789         334,660         279,174          433,348
 Due from Advisor.................            --              --              --              --             769            6,891
 Prepaid Expenses.................        12,135           1,236           1,475           5,053              --               --
                                    ------------     -----------     -----------     -----------      -----------     -----------
   Total assets...................   146,496,770      15,380,735      18,062,589      67,681,777      26,530,366       36,782,489
                                    ------------     -----------     -----------     -----------      -----------     -----------
LIABILITIES:
 Payable for securities
   purchased......................       189,000              --              --              --          37,189               --
 Payable for capital stock
   redeemed.......................       225,624           8,804              --              --          39,221          255,367
 Distributions Payable............       140,216          50,006          36,456         271,737           9,344            8,423
 Accrued expenses and other
   liabilities....................       114,244          12,857          15,928          54,568          19,194           31,289
                                    ------------     -----------     -----------     -----------      -----------     -----------
   Total liabilities..............       669,084          71,667          52,384         326,305         104,948          295,079
                                    ------------     -----------     -----------     -----------      -----------     -----------
NET ASSETS........................  $145,827,686     $15,309,068     $18,010,205     $67,355,472      $26,425,418     $36,487,410
                                    ============     ===========     ===========     ===========      ===========     ===========
NET ASSETS CONSIST OF:
 Capital paid-in..................  $104,227,228     $11,973,977     $16,952,375     $67,355,640      $26,193,360     $35,277,425
 Undistributed (Distributions in
   excess of) net investment
   income.........................          (430)            301            (121)             --            (647)              68
 Accumulated net realized gain
   (loss) on investments..........     2,826,634          69,778         (33,037)           (168)             --          235,084
 Net unrealized appreciation of
   investments....................    38,774,254       3,265,012       1,090,988              --         232,705          974,833
                                    ============     ===========     ===========     ===========      ===========     ===========
                                    $145,827,686     $15,309,068     $18,010,205     $67,355,472      $26,425,418     $36,487,410
                                    ============     ===========     ===========     ===========      ===========     ===========
 Shares outstanding...............     6,834,883       1,047,483       2,011,692      67,355,738       2,618,558        3,523,858
                                    ============     ===========     ===========     ===========      ===========     ===========
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE..................     $21.34          $14.62           $8.95           $1.00           $10.09          $10.35
                                        ====            ====             ===            ====            =====            ====

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                                       IAA TRUST
                                                                                        TAXABLE FIXED INCOME SERIES FUND, INC.
                                                        IAA TRUST      IAA TRUST      -------------------------------------------
                                        IAA TRUST         ASSET        TAX EXEMPT                      SHORT-TERM      LONG-TERM
                                         GROWTH        ALLOCATION         BOND        MONEY MARKET     GOVERNMENT         BOND
                                       FUND, INC.      FUND, INC.      FUND, INC.        SERIES        BOND SERIES       SERIES
                                       -----------     -----------     ----------     ------------     -----------     ----------
INVESTMENT INCOME:
 Dividends...........................  $   843,961      $  56,738             --               --              --              --
 Interest............................      510,611        233,341       $470,135       $1,733,473       $ 810,306      $1,165,762
                                        ----------       --------       --------       ----------        --------      ----------
   Total investment income...........    1,354,572        290,079        470,135        1,733,473         810,306       1,165,762
                                        ----------       --------       --------       ----------        --------      ----------
EXPENSES:
 Investment advisory fees (Note E)...      559,054         57,156         45,389          153,039          65,671         137,273
 Distribution expenses (Note F)......       16,280          2,100          6,300               --           7,314          10,262
 Transfer agent fees.................       36,719          4,537          6,996           20,868          12,850          12,850
 Professional fees...................       16,523          2,513          1,464            8,872           3,040           3,075
 Printing............................       10,081          1,512          2,017            4,839           1,948           1,948
 Custody fees........................       17,014          4,734          4,081            5,480          12,221          15,809
 Directors' fees.....................        3,025            707            756              857             555             555
 Administration fees.................       64,299          6,125          7,659           26,160          14,687          18,690
 Accounting fees.....................       30,643         15,849         16,708           22,524          15,839          17,907
 Insurance...........................        9,238          1,054          1,672            3,969           1,391           1,328
 Registration fees...................        7,713          1,325            802            5,719           5,417           6,584
 Legal fees..........................        2,328          2,439          2,203            2,437           2,798           2,981
 Miscellaneous.......................        3,188            814          1,153            1,987           1,200           1,200
                                        ----------       --------       --------       ----------        --------      ----------
   Total expenses....................      776,105        100,865         97,200          256,751         144,931         230,462
                                        ----------       --------       --------       ----------        --------      ----------
 Less: Advisory fee waiver (Note
   E)................................           --             --             --               --         (10,437)        (43,365)
 Less: Expenses reimbursed and waived
   (Note E)..........................      (17,014)        (4,734)        (4,081)          (5,480)        (12,221)        (15,809)
                                        ----------       --------       --------       ----------        --------      ----------
   Net expenses......................      759,091         96,131         93,119          251,271         122,273         171,288
                                        ----------       --------       --------       ----------        --------      ----------
NET INVESTMENT INCOME................      595,481        193,948        377,016        1,482,202         688,033         994,474
                                        ----------       --------       --------       ----------        --------      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NOTE (D):
 Net realized gain (loss) on
   investments.......................    5,219,658        340,603         28,267              (40)             --         250,764
 Net change in unrealized
   appreciation on investments.......   (1,863,802)       290,302        531,729               --         221,137         914,338
                                        ----------       --------       --------       ----------        --------      ----------
 Net realized and unrealized gain
   (loss) on investments.............    3,355,856        630,905        559,996              (40)        221,137       1,165,102
                                        ----------       --------       --------       ----------        --------      ----------
INCREASE IN NET ASSETS FROM
 OPERATIONS..........................  $ 3,951,337      $ 824,853       $937,012       $1,482,162       $ 909,170      $2,159,576
                                        ==========       ========       ========       ==========        ========      ==========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    IAA TRUST                            IAA TRUST ASSET
                                                                GROWTH FUND, INC.                     ALLOCATION FUND, INC.
                                                        ---------------------------------        --------------------------------
                                                        SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                            12/31/97          YEAR ENDED             12/31/97         YEAR ENDED
                                                          (UNAUDITED)          06/30/97            (UNAUDITED)         06/30/97
                                                        ----------------     ------------        ----------------     -----------
OPERATIONS:
 Net investment income..............................      $    595,481       $    793,987          $    193,948       $   293,475
 Net realized gain on investments...................         5,219,658          9,367,268               340,603           617,456
 Net change in unrealized appreciation of
   investments......................................        (1,863,802)        14,742,307               290,302         1,274,062
                                                          ------------       ------------           -----------       -----------
 Net increase in net assets from operations.........         3,951,337         24,903,562               824,853         2,184,993
                                                          ------------       ------------           -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income..................................          (945,434)          (905,867)             (198,018)         (288,779)
 Realized gains on investments......................       (10,778,777)        (5,135,058)             (670,865)         (670,310)
                                                          ------------       ------------           -----------       -----------
                                                           (11,724,211)        (6,040,925)             (868,883)         (959,089)
                                                          ------------       ------------           -----------       -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)........        12,814,210         37,123,270             1,080,714         2,963,534
                                                          ------------       ------------           -----------       -----------
 Total increase in net assets.......................         5,041,336         55,985,907             1,036,684         4,189,438
NET ASSETS:
 Beginning of period................................       140,786,350         84,800,443            14,272,384        10,082,946
                                                          ------------       ------------           -----------       -----------
 End of period......................................      $145,827,686       $140,786,350          $ 15,309,068       $14,272,384
                                                          ============       ============           ===========       ===========

                                                                                                         IAA TRUST ASSET
                                                                                                       TAXABLE FIXED INCOME
                                                                    IAA TRUST                           SERIES FUND, INC.
                                                            TAX EXEMPT BOND FUND, INC.                 MONEY MARKET SERIES
                                                         --------------------------------        --------------------------------
                                                         SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                             12/31/97         YEAR ENDED             12/31/97         YEAR ENDED
                                                           (UNAUDITED)         06/30/97            (UNAUDITED)         06/30/97
                                                         ----------------     -----------        ----------------     -----------
OPERATIONS:
 Net investment income...............................      $    377,016       $   755,178          $  1,482,202       $ 1,760,854
 Net realized gain (loss) on investments.............            28,267             2,423                   (40)             (128)
 Net change in unrealized appreciation of
   investments.......................................           531,729           645,334                    --                --
                                                            -----------       -----------           -----------       -----------
 Net increase in net assets from operations..........           937,012         1,402,935             1,482,162         1,760,726
                                                            -----------       -----------           -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income...................................          (386,575)         (744,014)           (1,482,202)       (1,760,915)
 Realized gains on investments.......................           (31,294)          (48,659)                   --                --
                                                            -----------       -----------           -----------       -----------
                                                               (417,869)         (792,673)           (1,482,202)       (1,760,915)
                                                            -----------       -----------           -----------       -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C).........          (516,966)         (345,953)            6,681,963        27,009,548
                                                            -----------       -----------           -----------       -----------
 Total increase in net assets........................             2,177           264,309             6,681,923        27,009,359
NET ASSETS:
 Beginning of period.................................        18,008,028        17,743,719            60,673,549        33,664,190
                                                            -----------       -----------           -----------       -----------
 End of period.......................................      $ 18,010,205       $18,008,028          $ 67,355,472       $60,673,549
                                                            ===========       ===========           ===========       ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                             IAA TRUST                                    IAA TRUST
                                                       TAXABLE FIXED INCOME                         TAXABLE FIXED INCOME
                                                         SERIES FUND, INC.                            SERIES FUND, INC.
                                                 SHORT-TERM GOVERNMENT BOND SERIES                  LONG-TERM BOND SERIES
                                               -------------------------------------        -------------------------------------
                                               SIX MONTHS ENDED      FOR THE PERIOD         SIX MONTHS ENDED      FOR THE PERIOD
                                                   12/31/97            01/02/97*                12/31/97            01/02/97*
                                                 (UNAUDITED)        THROUGH 06/30/97          (UNAUDITED)        THROUGH 06/30/97
                                               ----------------     ----------------        ----------------     ----------------
OPERATIONS:
 Net investment income.....................      $    688,033         $     68,364            $    994,474         $     79,333
 Net realized gain on investments..........                --                   --                 250,764                8,652
 Net change in unrealized appreciation of
   investments.............................           221,137               11,568                 914,338               60,495
                                                  -----------          -----------             -----------          -----------
 Net increase in net assets from
   operations..............................           909,170               79,932               2,159,576              148,480
                                                  -----------          -----------             -----------          -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Investment income.........................          (698,005)             (59,039)             (1,005,904)             (67,835)
 Realized gains on investments.............                --                   --                 (24,332)                  --
                                                  -----------          -----------             -----------          -----------
                                                     (698,005)             (59,039)             (1,030,236)             (67,835)
                                                  -----------          -----------             -----------          -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE
 (C).......................................         1,929,234           24,264,126               2,425,915           32,851,510
                                                  -----------          -----------             -----------          -----------
 Total increase in net assets..............         2,140,399           24,285,019               3,555,255           32,932,155
NET ASSETS:
 Beginning of period.......................        24,285,019                   --              32,932,155                   --
                                                  -----------          -----------             -----------          -----------
 End of period.............................      $ 26,425,418         $ 24,285,019            $ 36,487,410         $ 32,932,155
                                                  ===========          ===========             ===========          ===========

* Commencement of operations.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                                IAA TRUST
                                                                                            GROWTH FUND. INC.
                                                    SIX MONTHS ENDED                       YEARS ENDED JUNE 30,
                                                        12/31/97         --------------------------------------------------------
                                                      (UNAUDITED)          1997        1996        1995        1994        1993
                                                    ----------------     --------     -------     -------     -------     -------
Net asset value, beginning of period..............      $  22.51         $  18.88     $ 17.23     $ 15.16     $ 17.55     $ 17.23
                                                        --------         --------     -------     -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income............................          0.09             0.15        0.23        0.22        0.27        0.25
 Net gains or losses on securities (both realized
   and unrealized)................................          0.57             4.81        3.23        3.45       (0.63)       1.67
                                                        --------         --------     -------     -------     -------     -------
   Total from investment operations...............          0.66             4.96        3.46        3.67       (0.36)       1.92
                                                        --------         --------     -------     -------     -------     -------
 LESS DISTRIBUTIONS
 Dividends from net investment income.............         (0.15)           (0.20)      (0.25)      (0.17)      (0.22)      (0.29)
 Distributions from capital gains.................         (1.68)           (1.13)      (1.56)      (1.43)      (1.81)      (1.31)
                                                        --------         --------     -------     -------     -------     -------
   Total distributions............................         (1.83)           (1.33)      (1.81)      (1.60)      (2.03)      (1.60)
                                                        --------         --------     -------     -------     -------     -------
Net asset value, end of period....................      $  21.34         $  22.51     $ 18.88     $ 17.23     $ 15.16     $ 17.55
                                                        ========         ========     =======     =======     =======     =======
TOTAL RETURN......................................          5.54%**         28.54%      21.51%      26.68%      (2.42)%     11.71%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).............      $145,828         $140,786     $84,800     $70,577     $59,448     $70,785
 Ratio of expenses to average net assets:
   Before expense waiver..........................          1.04%**            --          --          --          --          --
   After expense waiver...........................          1.02%**          1.16%       1.12%       1.14%       1.24%       1.18%
 Ratio of net investment income to average net
   assets:
   Before expense waiver..........................          0.78%**            --          --          --          --          --
   After expense waiver...........................          0.80%**          0.84%       1.30%       1.41%       1.03%       1.36%
 Portfolio turnover...............................         10.34%           30.74%      32.95%      31.84%      49.12%      55.36%
 Average Commission Rate Paid*....................      $ 0.0532         $ 0.0595     $0.0645         N/A         N/A         N/A

                                                                                                IAA TRUST
                                                                                       ASSET ALLOCATION FUND, INC.
                                                    SIX MONTHS ENDED                       YEARS ENDED JUNE 30,
                                                        12/31/97         --------------------------------------------------------
                                                      (UNAUDITED)          1997        1996        1995        1994        1993
                                                    ----------------     --------     -------     -------     -------     -------
Net asset value, beginning of period..............      $  14.64         $  13.39     $ 12.29     $ 11.08     $ 11.60     $ 11.20
                                                        --------         --------     -------     -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income............................          0.19             0.35        0.37        0.36        0.34        0.57
 Net gains or losses on securities (both realized
   and unrealized)................................          0.65             2.11        1.41        1.38       (0.25)       0.47
                                                        --------         --------     -------     -------     -------     -------
   Total from investment operations...............          0.84             2.46        1.78        1.74        0.09        1.04
                                                        --------         --------     -------     -------     -------     -------
 LESS DISTRIBUTIONS
 Dividends from net investment income.............         (0.19)           (0.34)      (0.37)      (0.34)      (0.34)      (0.57)
 Distributions from capital gains.................         (0.67)           (0.87)      (0.31)      (0.18)      (0.27)      (0.07)
 Distributions from return of capital.............            --               --          --       (0.01)         --          --
                                                        --------         --------     -------     -------     -------     -------
   Total distributions............................         (0.86)           (1.21)      (0.68)      (0.53)      (0.61)      (0.64)
                                                        --------         --------     -------     -------     -------     -------
Net asset value, end of period....................      $  14.62         $  14.64     $ 13.39     $ 12.29     $ 11.08     $ 11.60
                                                        ========         ========     =======     =======     =======     =======
TOTAL RETURN......................................         11.52%**         19.95%      14.74%      16.29%       0.71%       9.58%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).............      $ 15,309         $ 14,272     $10,083     $ 9,540     $ 8,653     $ 6,663
 Ratio of expenses to average net assets:
   Before expense waiver..........................          1.32%**            --          --          --          --          --
   After expense waiver...........................          1.26%**          1.46%       1.44%       1.46%       1.78%       1.71%
 Ratio of net investment income to average net
   assets:
   Before expense waiver..........................          2.48%**            --          --          --          --          --
   After expense waiver...........................          2.54%**          2.57%       2.81%       3.18%       2.98%       4.97%
 Portfolio turnover...............................          6.07%           19.25%      33.77%      21.03%      17.39%      36.70%
 Average Commission Rate Paid*....................      $ 0.0626         $ 0.0732     $0.0861         N/A         N/A         N/A

 * Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period. The disclosure is required by the SEC beginning in 1996.

** Annualized.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                                IAA TRUST
                                                                                        TAX EXEMPT BOND FUND, INC.
                                                    SIX MONTHS ENDED                       YEARS ENDED JUNE 30,
                                                        12/31/97         --------------------------------------------------------
                                                      (UNAUDITED)          1997        1996        1995        1994        1993
                                                    ----------------     --------     -------     -------     -------     -------
Net asset value, beginning of period..............      $   8.70         $   8.41     $  8.36     $  8.19     $  9.11     $  8.78
                                                        --------         --------     -------     -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income............................          0.19             0.36        0.37        0.39        0.39        0.46
 Net gains or losses on securities (both realized
   and unrealized)................................          0.27             0.31        0.07        0.20       (0.54)       0.33
                                                        --------         --------     -------     -------     -------     -------
   Total from investment operations...............          0.46             0.67        0.44        0.59       (0.15)       0.79
                                                        --------         --------     -------     -------     -------     -------
 LESS DISTRIBUTIONS
 Dividends from net investment income.............         (0.19)           (0.36)      (0.37)      (0.39)      (0.39)      (0.46)
 Distributions from capital gains.................         (0.02)           (0.02)      (0.02)      (0.03)      (0.38)         --
                                                        --------         --------     -------     -------     -------     -------
   Total distributions............................         (0.21)           (0.38)      (0.39)      (0.42)      (0.77)      (0.46)
                                                        --------         --------     -------     -------     -------     -------
Net asset value, end of period....................      $   8.95         $   8.70     $  8.41     $  8.36     $  8.19     $  9.11
                                                        ========         ========     =======     =======     =======     =======
TOTAL RETURN......................................         10.50%**          8.15%       5.30%       7.51%      (1.86)%      9.19%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).............      $ 18,010         $ 18,008     $17,744     $18,833     $19,095     $20,026
 Ratio of expenses to average net assets:
   Before expense waiver..........................          1.07%**            --          --          --          --          --
   After expense waiver...........................          1.03%**          1.14%       1.08%       1.06%       1.15%       1.03%
 Ratio of net investment income to average net
   assets:
   Before expense waiver..........................          4.11%**            --          --          --          --          --
   After expense waiver...........................          4.15%**          4.23%       4.30%       4.79%       4.47%       5.11%
 Portfolio turnover...............................          3.09%           11.35%      14.75%      24.89%      41.94%      39.60%

                                                                                                IAA TRUST
                                                                                  TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                                           MONEY MARKET SERIES
                                                    SIX MONTHS ENDED                       YEARS ENDED JUNE 30,
                                                        12/31/97         --------------------------------------------------------
                                                      (UNAUDITED)          1997        1996        1995        1994        1993
                                                    ----------------     --------     -------     -------     -------     -------
Net asset value, beginning of period..............      $   1.00         $   1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                        --------         --------     -------     -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income............................          0.02             0.05        0.05        0.05        0.03        0.02
                                                        --------         --------     -------     -------     -------     -------
   Total from investment operations...............          0.02             0.05        0.05        0.05        0.03        0.02
                                                        --------         --------     -------     -------     -------     -------
 LESS DISTRIBUTIONS
 Dividends from net investment income.............         (0.02)           (0.05)      (0.05)      (0.05)      (0.03)      (0.02)
                                                        --------         --------     -------     -------     -------     -------
   Total distributions............................         (0.02)           (0.05)      (0.05)      (0.05)      (0.03)      (0.02)
                                                        --------         --------     -------     -------     -------     -------
Net asset value, end of period....................      $   1.00         $   1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                        ========         ========     =======     =======     =======     =======
TOTAL RETURN......................................          4.89%**          4.63%       4.82%       4.85%       2.86%       2.41%
CURRENT YIELD.....................................          5.01%**           N/A         N/A         N/A         N/A         N/A
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).............      $ 67,355         $ 60,674     $33,664     $36,415     $38,699     $33,302
 Ratio of expenses to average net assets:
   Before expense waiver..........................          0.84%**            --          --        0.97%       1.06%       1.02%
   After expense waiver...........................          0.82%**          0.94%       0.90%       0.73%       0.56%       0.58%
 Ratio of net investment income to average net
   assets:
   Before expense waiver..........................          4.82%**            --          --        4.56%       2.33%       2.23%
   After expense waiver...........................          4.84%**          4.55%       4.74%       4.80%       2.83%       2.67%

** Annualized.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                       IAA TRUST
                                                                        TAXABLE FIXED INCOME SERIES FUND, INC.
                                                             SHORT-TERM GOVERNMENT                         LONG-TERM
                                                                  BOND SERIES                             BOND SERIES
                                                      -----------------------------------     -----------------------------------
                                                                           FOR THE PERIOD                          FOR THE PERIOD
                                                      SIX MONTHS ENDED       01/02/97*        SIX MONTHS ENDED       01/02/97*
                                                          12/31/97            THROUGH             12/31/97            THROUGH
                                                        (UNAUDITED)           06/30/97          (UNAUDITED)           06/30/97
                                                      ----------------     --------------     ----------------     --------------
Net asset value, beginning of period................      $  10.01            $  10.00            $  10.04            $  10.00
                                                           -------             -------             -------             -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income..............................          0.27                0.20                0.28                0.20
 Net gains on securities (both realized and
   unrealized)......................................          0.08                0.01                0.32                0.04
                                                           -------             -------             -------             -------
   Total from investment operations.................          0.35                0.21                0.60                0.24
                                                           -------             -------             -------             -------
 LESS DISTRIBUTIONS
 Dividends from net investment income...............         (0.27)              (0.20)              (0.28)              (0.20)
 Distributions from capital gains...................            --                  --               (0.01)                 --
                                                           -------             -------             -------             -------
   Total distributions..............................         (0.27)              (0.20)              (0.29)              (0.20)
                                                           -------             -------             -------             -------
Net asset value, and of period......................      $  10.09            $  10.01            $  10.35            $  10.04
                                                           =======             =======             =======             =======
TOTAL RETURN........................................          6.99%**             2.10%              11.98%**             2.44%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)...............      $ 26,425            $ 24,285            $ 36,487            $ 32,932
 Ratio of expenses to average net assets:
   Before expense waiver and reimbursement..........          1.10%**             3.88%**             1.26%**             3.82%**
   After expense waiver and reimbursement...........          0.93%**             0.76%**             0.94%**             0.78%**
 Ratio of net investment income to average net
   assets:
   Before expense waiver and reimbursement..........          5.05%**             1.78%**             5.11%**             2.11%**
   After expense waiver and reimbursement...........          5.22%**             4.90%**             5.43%**             5.15%**
 Portfolio turnover.................................          0.00%               0.00%              12.49%             41.77%

 * Commencement of operations.

** Annualized.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited)

--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The IAA Trust Mutual Funds represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. The four Funds are as follows: IAA Trust Growth Fund, Inc. ("Growth Fund"); IAA Trust Asset Allocation Fund, Inc. ("Asset Allocation Fund"); IAA Trust Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund"); and IAA Trust Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund"), formerly known as IAA Trust Money Market Fund, Inc. The Taxable Fixed Income Series Fund currently consists of the following three separate investment Series: IAA Trust Money Market Series ("Money Market Series"); IAA Trust Short-Term Government Bond Series ("Short-Term Government Bond Series"); and IAA Trust Long-Term Bond Series ("Long-Term Bond Series"). The Short-Term Government Bond Series and the Long-Term Bond Series commenced operations on January 2, 1997. The Funds are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions are distributed to shareholders twice a year. The Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, distribute net investment income to shareholders monthly. The Money Market Series declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year at the end of the Funds' fiscal and calendar year.

NOTE (C) CAPITAL STOCK: At December 31, 1997, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The authorized capitalization of the Taxable Fixed Income Series Fund consists of 250,000,000 shares with the par value of $0.10 per share. 100,000,000 of this Fund's

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------

shares are designated as Money Market Series, 50,000,000 of its shares are designated as Short-Term Government Bond Series, and 25,000,000 of its shares are designated as Long-Term Bond Series. The remaining 75,000,000 shares are undesignated.

Transactions in capital stock were as follows:

                                                 GROWTH FUND                                   ASSET ALLOCATION FUND
                                                 ------------                                  ---------------------
                                  SIX MONTHS ENDED            YEAR ENDED             SIX MONTHS ENDED            YEAR ENDED
                                 DECEMBER 31, 1997           JUNE 30, 1997          DECEMBER 31, 1997          JUNE 30, 1997
                               ----------------------   -----------------------   ----------------------   ----------------------

                                SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                               --------   -----------   ---------   -----------   --------   -----------   --------   -----------
Shares sold..................   373,413   $ 8,329,539   1,905,852   $40,718,271     95,831   $ 1,431,772    274,886   $ 3,715,120
Shares issued through
 reinvestment of dividends...   509,569    11,205,624     331,143     5,730,849     48,708       714,838     60,513       776,909
                               --------   -----------    --------   -----------   --------   -----------   --------   -----------
                                882,982    19,535,163   2,236,995    46,449,120    144,539     2,146,610    335,399     4,492,029
                               --------   -----------    --------   -----------   --------   -----------   --------   -----------
Shares redeemed..............  (302,900)   (6,720,953)   (474,420)   (9,325,850)   (71,614)   (1,065,896)  (113,903)   (1,528,495)
                               --------   -----------    --------   -----------   --------   -----------   --------   -----------
Net increase.................   580,082   $12,814,210   1,762,575   $37,123,270     72,925   $ 1,080,714    221,496   $ 2,963,534
                               ========   ===========    ========   ===========   ========   ===========   ========   ===========

                                                                                     TAXABLE FIXED INCOME SERIES FUND
                                                                                     --------------------------------
                                     TAX EXEMPT BOND FUND                                   MONEY MARKET SERIES
                                     ---------------------                                 --------------------
                           SIX MONTHS ENDED            YEAR ENDED              SIX MONTHS ENDED                YEAR ENDED
                          DECEMBER 31, 1997          JUNE 30, 1997            DECEMBER 31, 1997              JUNE 30, 1997
                        ----------------------   ----------------------   --------------------------   --------------------------

                         SHARES      AMOUNT       SHARES      AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT
                        --------   -----------   --------   -----------   -----------   ------------   -----------   ------------
Shares sold...........    15,469   $   136,598    275,666   $ 2,369,946    26,968,935   $ 26,968,935    74,925,622   $ 74,925,622
Shares issued through
 reinvestment of
 dividends............    31,252       277,020     61,144       522,920     1,207,020      1,207,020     1,751,343      1,751,343
                        --------   -----------   --------   -----------      --------    -----------      --------    -----------
                          46,721       413,618    336,810     2,892,866    28,175,955     28,175,955    76,676,965     76,676,965
                        --------   -----------   --------   -----------      --------    -----------      --------    -----------
Shares redeemed.......  (105,334)     (930,584)  (377,076)   (3,238,819)  (21,493,992)   (21,493,992)  (49,667,417)   (49,667,417)
                        --------   -----------   --------   -----------      --------    -----------      --------    -----------
Net increase
 (decrease)...........   (58,613)  $  (516,966)   (40,266)  $  (345,953)    6,681,963   $  6,681,963    27,009,548   $ 27,009,548
                        ========   ===========   ========   ===========      ========    ===========      ========    ===========

                                      TAXABLE FIXED INCOME SERIES FUND
                                      --------------------------------
                                           SHORT-TERM GOVERNMENT                         TAXABLE FIXED INCOME SERIES FUND
                                          -----------------------                        --------------------------------
                                                BOND SERIES                                   LONG-TERM BOND SERIES
                                                -----------                                   ----------------------
                                 SIX MONTHS ENDED          PERIOD 1/2/97*           SIX MONTHS ENDED          PERIOD 1/2/97*
                                DECEMBER 31, 1997          THROUGH 6/30/97         DECEMBER 31, 1997          THROUGH 6/30/97
                              ----------------------   -----------------------   ----------------------   -----------------------

                               SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT
                              --------   -----------   ---------   -----------   --------   -----------   ---------   -----------
Shares sold.................   351,480   $ 3,537,264   2,427,250   $24,274,746    530,509   $ 5,361,709   3,317,112   $33,219,414
Shares issued through
 reinvestment of
 dividends..................    65,655       661,579       3,918        39,239     97,255       995,316       4,765        47,835
                              --------   -----------    --------   -----------   --------   -----------    --------   -----------
                               417,135     4,198,843   2,431,168    24,313,985    627,764     6,357,025   3,321,877    33,267,249
                              --------   -----------    --------   -----------   --------   -----------    --------   -----------
Shares redeemed.............  (224,771)   (2,269,609)     (4,974)      (49,859)  (383,837)   (3,931,110)    (41,946)     (415,739)
                              --------   -----------    --------   -----------   --------   -----------    --------   -----------
Net increase................   192,364   $ 1,929,234   2,426,194   $24,264,126    243,927   $ 2,425,915   3,279,931   $32,851,510
                              ========   ===========    ========   ===========   ========   ===========    ========   ===========

* Commencement of operations.

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the six months ended December 31, 1997 were:

                                                               PURCHASES        SALES
                                                              -----------    -----------
Growth Fund.................................................  $33,327,783    $13,181,885
Asset Allocation Fund.......................................  $   955,907    $   852,570
Tax Exempt Bond Fund........................................  $   540,438    $ 1,063,790
Short-Term Government Bond Series...........................  $ 2,777,359    $        --
Long-Term Bond Series.......................................  $ 5,529,565    $        --

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------

For the six months ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

Asset Allocation Fund.......................................  $    95,125    $        --
Short-Term Government Bond Series...........................  $ 9,485,666    $        --
Long-Term Bond Series.......................................  $21,512,647    $ 3,526,094

For both Federal income tax and financial statement purposes, the cost of investments at December 31, 1997 was $106,345,119 for the Growth Fund, $11,852,324 for the Asset Allocation Fund, $16,670,881 for the Tax Exempt Bond Fund, $67,342,064 for the Money Market Series, $25,880,876 the Short-Term Government Bond Series, and $35,357,057 for the Long-Term Bond Series.

The gross unrealized appreciation/depreciation for book and tax purposes at December 31, 1997 consisted of the following:

                                                              APPRECIATION    DEPRECIATION
                                                              ------------    ------------
Growth Fund.................................................  $ 42,040,846    $  3,266,592
Asset Allocation Fund.......................................  $  3,394,134    $    129,122
Tax Exempt Bond Fund........................................  $  1,090,988    $          0
Short-Term Government Bond Series...........................  $    256,629    $     23,924
Long-Term Bond Series.......................................  $    978,106    $      3,273

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, IAA Trust Company (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Series 0.50%; Short-Term Government Bond Series 0.50%; and Long-Term Bond Series 0.75%. These fees are accrued daily and paid to the Advisor monthly. IAA Trust Company serves as the Funds' Custodian, without compensation after voluntary waivers.

For the period January 2, 1997 (commencement of operations) through June 30, 1997, the Advisor voluntarily agreed to reduce its fees and reimburse the Short-Term Government Bond Series and the Long-Term Bond Series to the extent total annualized expenses exceeded 1.32% and 1.57% of the Funds' average daily net assets. Effective July 1, 1997, the Advisor has agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.98%. Effective November 1, 1997, the Advisor has agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.85% of average daily net assets. Investment advisory fees, for the six months ended December 31, 1997, are as follows:

                                                                                         EXPENSES
                                                                                          WAIVED
                                                              ADVISORY    ADVISORY    AND REIMBURSED
                                                                FEE         FEE         BY ADVISOR
                                                              --------    --------    --------------
Short-Term Government Bond Series...........................    0.50%     $ 65,671       $ 22,658
Long-Term Bond Series.......................................    0.75%     $137,273       $ 59,174

The legal counsel to the Fund also serves as in-house counsel to the Advisor and as secretary to the Fund. Fees paid by the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series during for the six months ended December 31, 1997 were $2,328, $2,439, $2,203, $2,437, $2,798 and $2,981, respectively.

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: FPS Broker Services, Inc. serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series, and the Long-Term Bond Series have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund or Series. For the six months ended December 31, 1997, the annualized Rule 12b-1 Plan expenses incurred for Growth Fund, the Asset Allocation Fund, the Tax Exempt Fund, the Short-Term Government Bond Series and the Long-Term Bond Series were 0.02%, 0.03%,0.07%,0.06% and 0.06% of average net assets, respectively.

IAA TRUST MUTUAL FUNDS

IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
     Money Market Series
     Short-Term Government Bond Series
     Long-Term Bond Series



BOARD OF DIRECTORS
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
William E. Klein,Sr.
Ailene Miller
Rollie D. Moore


OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Gary E. Mede, Vice President
Richard M. Miller, Vice President
Rollie D. Moore, Vice President
Paul M. Harmon, Secretary
Robert W. Weldon, Treasurer
Richard F. Day, Controller


INVESTMENT ADVISOR
IAA Trust Company
Bloomington, Illinois

DISTRIBUTOR
FPS Broker Services, Inc.
King of Prussia, Pennsylvania


TRANSFER AGENT
FPS Services, Inc.
King of Prussia, Pennsylvania

CUSTODIAN
IAA Trust Company
Bloomington, Illinois


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania


GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois


This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.



           SEMI-ANNUAL REPORT



                [PICTURE]
            IAA Trust Company
               Mutual funds





            DECEMBER 31, 1997



     A PLACE TO GROW

IAA Trust Growth Fund, Inc.

IAA Trust Asset Allocation Fund, Inc.

IAA Trust Tax Exempt Bond Fund, Inc.

IAA Trust Taxable Fixed Income Series Fund, Inc.

     Money Market Series

     Short-Term Government Bond Series

     Long-Term Bond Series